Provisions - Schedule of Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Environmental rehabilitation costs at beginning of the year	$ 452.9	$ 387.7
Silicosis settlement costs	4.9	5.1	$ 10.5
Other	0.8	1.4
Total provisions	481.2	459.4
Changes in estimates - capitalised	20.6	53.9
Changes in estimates - recognised in profit or loss	(1.2)	4.0
Osisko asset acquisition	6.7	0.0
Interest expense	24.8	21.8	11.8
Payments	(9.4)	(14.8)
Translation adjustment	(18.9)	0.3
Environmental rehabilitation costs at end of the year	475.5	452.9	$ 387.7
Current portion of provisions	(79.2)	(47.0)
Non-current portion of provisions	402.0	412.4
Current portion of environmental rehabilitation costs	(78.4)	(46.8)
Non-current portion of environmental rehabilitation costs	397.1	406.1
Total gross closure cost estimates	641.4	598.1
South Africa
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	43.4	44.0
Ghana
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	119.3	107.5
Australia
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	228.8	230.6
Peru
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	193.7	168.9
Chile
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	48.4	47.1
Canada
Reconciliation of changes in other provisions [abstract]
Total gross closure cost estimates	$ 7.8	$ 0.0